Current and Long-Term Debt - HSH Nordbank credit facility (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2017	Feb. 28, 2017	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Aug. 31, 2016	May 03, 2011
Disclosure of detailed information about borrowings [line items]
Debt outstanding			$ 2,767,193,000		$ 1,882,681,000
HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 31,100,000.0
Drawdowns		$ 31,100,000
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	140.00%
Debt outstanding			15,400,000
HSH Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						2.50%
2011 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity							$ 150,000,000.0
BCFL Lease Financing (MRs) [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns	$ 22,200,000
Debt outstanding			109,200,000
Vessels [member] | STI Duchessa and STI Onyx [Member] | 2011 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		$ 23,700,000
Vessels [member] | STI Onyx [Member] | HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	13,800,000
Drawdowns			$ 14,600,000
Repayment Period One [Member] | HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	397,913
Repayment Period Two [Member] | HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 346,011
EBITDA To Interest Expense Ratio - Period One [Member] | HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum	1.50
EBITDA To Interest Expense Ratio - Period Two [Member] | HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum	2.50
Consolidated Liquidity Requirement - Scenario One [Member] | HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000